SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of the options

	Average risk-	Weighted average
	free	expected option		Dividend
	rate of return	life	Volatility rate	yield
Granted in 2020	0.09-0.1%	1 year	104.01-119.20%	0%
Granted in 2021	0.33-0.97%	3 years	131.84-132.91%	0%
Granted in 2022	2.87-3.98%	3 years	129.34-132.67%	0%

Schedule of the option activity

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Prices	Contractual Life	Value
Outstanding on December 31, 2019	8,575,000	0.21	0.14	—
Granted	700,000	0.30	0.97	—
Exercised	(1,945,980)	0.25	—	—
Forfeited	(25,000)	0.47	—	—
Outstanding on December 31, 2020	7,304,020	0.21	1.49	—
Granted	8,740,000	0.64	1.88	—
Exercised	(120,680)	0.26	—	—
Forfeited	(280,000)	1.00	—	—
Outstanding on December 31, 2021	15,643,340	0.43	1.32	—
Granted	6,500,000	0.40	2.26	—
Exercised	(1,400,000)	0.27	—	—
Forfeited	(5,350,020)	0.58	—	—
Outstanding on December 31, 2022	15,393,320	0.38	1.27	$2,167,129
Vested or expected to vest at December 31, 2022	15,393,320	0.38	1.27	$2,167,129
Exercisable at December 31, 2022	8,119,970	0.29	0.65	$1,827,059